Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($) $ / shares
Income Taxes [Line Items]
Income tax rate	8.25%	8.25%
Income tax profit		$ 2,000,000
Pretax income		$ 1,789,727		$ 1,714,103
Income tax enterprise related, description	the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the year ended December 31, 2020, Fintech qualified as a High-technology Company and is subject to a favorable income tax rate of 15%. Fintech’s High-technology certificate is valid for three years starting from November 2023 and subject to renewal. In accordance with the implementation rules of the Income Tax Law of the PRC, for the enterprises newly established in the Khorgos Development Zone within the scope of “preferential catalogue of income tax for key industries encouraged to develop in Xinjiang’s difficult areas”, the entity shall be exempt from the enterprise income tax for five years from the tax year of the first production and operations income. Khorgos is established in the Horgos Development Zone and its income tax is eligible to be exempt for five years starting from the year ended December 31, 2019. Khorgos is established in the Horgos Development Zone and its income is eligible to be exempt for five years starting from 2019. Due to the expiration of the 5-year tax exemption period as of June 2024, for the year ended December 31, 2024, Khorgos was entitled to a 40% reduction in corporate income tax in China’s national autonomous regions, subject to a reduced income tax rate of 15%. And Khorgos Fanning is established in the Horgos Development Zone and its income is eligible to be exempt for five years starting from 2024. For the year ended December 31, 2024, Jilin Lingang, Liaogang Yingkou, Nisun Shandong, Gansu Zhonghexi, NingChen, Shanghai Naqing, RZ Sailang, Fanshengke, Henan Trading, Fanningke, Fengtai, Fintech Ningbo, Nisun Nanjing, Fintech Shenzhen, Henan Fintech, Hebei Ruizu, Fanshengke Fujian and Keqiya are subject to a favorable income tax rate of 5% due to being small and micro taxpayers. The remaining Group’s subsidiaries, VIEs and VIEs’ subsidiaries from the financial services business are subject to corporate income tax at the PRC unified rate of 25%.	the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the year ended December 31, 2020, Fintech qualified as a High-technology Company and is subject to a favorable income tax rate of 15%. Fintech’s High-technology certificate is valid for three years starting from November 2023 and subject to renewal. In accordance with the implementation rules of the Income Tax Law of the PRC, for the enterprises newly established in the Khorgos Development Zone within the scope of “preferential catalogue of income tax for key industries encouraged to develop in Xinjiang’s difficult areas”, the entity shall be exempt from the enterprise income tax for five years from the tax year of the first production and operations income. Khorgos is established in the Horgos Development Zone and its income tax is eligible to be exempt for five years starting from the year ended December 31, 2019. Khorgos is established in the Horgos Development Zone and its income is eligible to be exempt for five years starting from 2019. Due to the expiration of the 5-year tax exemption period as of June 2024, for the year ended December 31, 2024, Khorgos was entitled to a 40% reduction in corporate income tax in China’s national autonomous regions, subject to a reduced income tax rate of 15%. And Khorgos Fanning is established in the Horgos Development Zone and its income is eligible to be exempt for five years starting from 2024. For the year ended December 31, 2024, Jilin Lingang, Liaogang Yingkou, Nisun Shandong, Gansu Zhonghexi, NingChen, Shanghai Naqing, RZ Sailang, Fanshengke, Henan Trading, Fanningke, Fengtai, Fintech Ningbo, Nisun Nanjing, Fintech Shenzhen, Henan Fintech, Hebei Ruizu, Fanshengke Fujian and Keqiya are subject to a favorable income tax rate of 5% due to being small and micro taxpayers. The remaining Group’s subsidiaries, VIEs and VIEs’ subsidiaries from the financial services business are subject to corporate income tax at the PRC unified rate of 25%.
Valuation allowance	$ 1,196,042		$ 800,483		$ 942,054
Effect income tax rates per share | $ / shares	$ 0.08		$ 0.25		$ 0.16
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%